Segment Information - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of operating segment	1
Number of reportable segments	1
ADM | Customer Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Percentage of exclusive and non-exclusive concession revenue	37.00%	35.00%	34.00%